REVENUE	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

3.	REVENUE
Disaggregation of Revenue
The following table provides information on the disaggregation of revenue as recorded in the consolidated statements of operations (in thousands):

	Year ended December 31,
	2021	2020	2019

Partnership hardware and service revenue	$107,135	$20,713	$4,076
Host customer service revenue	$20,236	15,594	13,476

Total revenue	$127,371	$36,307	$17,552

Remaining Performance Obligations
Remaining performance obligations represent contracted revenue that has not been recognized, which includes contract liabilities (deferred revenue) and amounts that will be billed and recognized as revenue in future periods. As of December 31, 2021, the Company had $217.8 million of remaining performance obligations, and the approximate
percentages expected to be
recognized
as revenue in the future are as
follows
(in thousands, except percentages):

	Total remaining performance obligations	Percent Expected to be Recognized as Revenue
		Less than one year	Two to five years	Greater than five years
Service revenue	$169,758	12%	50%	38%
Hardware revenue	48,039	100%	—%	—%

Total revenue	$217,797

Contract Balances
Deferred revenue primarily includes cash received in advance of revenue recognition related to energy optimization services and incentives. The following table presents the changes in the deferred revenue balance (in thousands):

	2021	2020	2019
Beginning balance as of Beginning balance as of January 1,	$52,410	$20,728	$11,859
Upfront payments received from customers	89,951	40,481	6,698
Upfront or annual incentive payments received	6,614	8,015	8,240
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	(33,585)	(9,764)	(4,830)
Revenue recognized related to deferred revenue generated during the period	(77,947)	(7,050)	(1,239)

Ending balance as of Ending balance as of December 31,	$37,443	$52,410	$20,728